SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Life
The principal annual rates used for this purpose, are:

%

Computers and computers equipment	25-50
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the term of the lease or useful lives